Hartford Dividend and Growth HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
IA
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	12.68%	12.48%
IB
Prospectus [Line Items]
Average Annual Return, Percent	17.19%	12.41%	12.20%